Subsequent Event	12 Months Ended
May 25, 2014
Subsequent Events [Abstract]
Subsequent Event
SUBSEQUENT EVENT
On June 18, 2014, the Board of Directors declared a cash dividend of $0.55 per share to be paid August 1, 2014 to all shareholders of record as of the close of business on July 10, 2014.